Note 11 - Major Customers	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
11.	Major Customers

For the year ended December 31, 2014, three customers individually exceeded 10% of our consolidated total revenues: Enbridge Energy Partners, Enterprise Products Partners and Plains All America Pipeline.  For the year ended December 31, 2013, Enbridge Energy Partners and Enterprise Products Partners each individually made up more than 10% of total consolidated revenues.  No other customer accounted for more than 10% of our consolidated revenues during these years. Revenues from these customers resulted from inspection operations, which are activities conducted by our PI&IS segment.